Fair value estimate (Tables)	6 Months Ended
Jun. 30, 2020
Fair value estimate
Schedule of assets and liabilities measured and recognized at fair value

	June 30, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	93	—	—	93	826	—	—	826
Derivative financial instruments	—	136	24	160	—	448	24	472
Accounts receivable	—	27	—	27	—	77	—	77
Investments in equity securities	428	—	—	428	726	—	—	726
Total	521	163	24	708	1,552	525	24	2,101

Financial liabilities
Derivative financial instruments	—	1,367	39	1,406	—	281	120	401
Participative stockholders' debentures	—	2,061	—	2,061	—	2,584	—	2,584
Financial guarantees	—	543	—	543	—	525	—	525
Total	—	3,971	39	4,010	—	3,390	120	3,510

Schedule of changes in Level 3 assets and liabilities

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2019	24	120
Gain and losses recognized in income statement	7	(52)
Translation adjustments	(7)	(29)
Balance at June 30, 2020	24	39

Schedule of fair value and carrying amounts of loans and borrowings

Financial liabilities	Balance	Fair value	Level 1	Level 2
June 30, 2020
Debt principal	16,744	18,107	8,825	9,282
December 31, 2019
Debt principal	12,845	14,584	8,983	5,601